UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.9%
BANK LOANS(a) — 93.0%
Aerospace & Defense — 1.0%
Booz Allen & Hamilton, Inc.	Ba3	4.500%	07/31/19	$ 250	$ 251,500
Tasc, Inc.	B1	4.500%	12/18/15	249	248,901

					500,401

Automotive — 1.5%
ASP HHI Acquisition Co., Inc.	B2	6.000%	10/05/18	250	250,000
Chrysler Group LLC	Ba2	6.000%	05/24/17	275	280,693
Schaeffler AG	Ba3	6.000%	01/27/17	200	201,875

					732,568

Building Materials & Construction — 1.6%
QS0001 Corp./Tomkins Air Distribution	B1	5.000%	11/09/18	250	250,521
Summit Materials LLC	B1	6.000%	01/30/19	274	275,449
Wilsonart LLC	B2	5.500%	10/31/19	250	251,094

					777,064

Business Services — 1.6%
Global Cash Access, Inc.	B1	7.000%	03/01/16	68	68,183
On Assignment, Inc.	Ba3	5.000%	05/15/19	320	320,358
West Corp.	Ba3	5.750%	06/30/18	399	403,655

					792,196

Cable — 2.6%
UPC Financing Partnership	Ba3	4.000%	01/31/21	500	498,750
WideOpenWest Finance LLC	B1	6.250%	07/17/18	498	502,617
Yankee Cable Acquisition LLC	B1	5.250%	08/26/16	302	305,892

					1,307,259

Capital Goods — 7.6%
ADS Waste Holdings, Inc.	B1	5.250%	10/09/19	425	429,781
Brand Energy & Infrastructure Services	B2	6.250%	10/31/18	250	246,719
Colfax Corp.	Ba2	4.500%	01/11/19	247	249,579
CPM Acquisition Corp.	B1	6.250%	08/29/17	725	729,531
Generac Power Systems, Inc.	B2	6.250%	05/30/18	145	147,771
Hupah Finance, Inc.	B1	6.274%	01/21/19	124	125,463
Husky Injection Molding Systems Ltd.	Ba3	5.750%	07/02/18	232	235,144
Pelican Products, Inc.	B1	7.000%	07/11/18	126	124,428
RBS Global, Inc./Rexnord LLC	Ba2	4.500%	04/30/18	248	249,831
Sensus USA, Inc.	Ba3	4.750%	05/09/17	296	295,500
SRAM Corp.	Ba3	4.765%	06/07/18	369	371,764
Unifrax I LLC	B2	6.500%	11/28/18	298	300,231
WCA Waste Corp. (original cost $98,519; purchased 03/09/12)(b)(c)	B1	5.500%	03/23/18	100	99,998
WireCo WorldGroup, Inc.	Ba2	6.000%	02/15/17	150	151,500

					3,757,240

Chemicals — 4.8%
Emerald Performance Materials LLC	B1	6.750%	05/18/18	200	199,500
Houghton International, Inc.	B1	6.750%	01/29/16	264	263,616
Kronos Worldwide, Inc.	Ba3	5.750%	06/13/18	321	322,703
Nexeo Solutions LLC	B1	5.000%	09/08/17	296	289,467
Nusil Technology LLC	B1	5.250%	04/07/17	206	206,190
PL Propylene LLC	B1	7.000%	03/27/17	249	251,859
Polyone Corp.	Ba1	5.000%	12/20/17	99	99,839
Tronox Pigments Netherlands BV	Ba2	4.250%	02/08/18	499	501,452
Univar, Inc.	B2	5.000%	06/30/17	245	243,172

					2,377,798

Consumer — 6.3%
Acosta, Inc.	Ba3	5.000%	03/02/18	200	200,497
Bombardier Recreational Products, Inc.	B1	4.609%	06/28/16	400	402,000
GCA Services Group, Inc.	B1	5.250%	11/01/19	100	99,625
Huish Detergents, Inc.	Ba3	2.210%	04/26/14	149	144,736
Huish Detergents, Inc.	B3	4.460%	10/26/14	150	138,750
Party City Holdings, Inc.	B1	5.750%	07/29/19	200	201,714
Realogy Corp.	B1	4.459%	10/10/16	229	228,001
Realogy Corp.	B1	4.465%	10/10/16	17	16,534
Revlon Consumer Products Corp.	Ba3	4.750%	11/19/17	222	222,989
Serta Simmons Holdings LLC	B2	1.250%	10/01/19	250	249,719

Spectrum Brands, Inc.	Ba3	5.018%	06/17/16	128	129,133
Tempur-Pedic International, Inc.	Ba3	5.000%	09/27/19	500	501,719
Visant Corp.	Ba3	5.250%	12/22/16	472	426,974
Wolverine Worldwide, Inc.	Ba2	4.000%	07/31/19	163	163,448

					3,125,839

Electric — 1.4%
Freif North American Power I LLC	Ba3	6.000%	03/29/19	249	250,143
GWF Energy LLC	Ba2	6.000%	12/31/18	200	196,500
Longview Power LLC	Caa2	7.250%	10/31/17	331	272,607

					719,250

Energy — Other — 2.0%
EP Energy LLC	Ba3	4.500%	04/30/19	275	275,825
Frac Tech Services LLC	B3	8.500%	05/06/16	249	212,398
Plains Exploration & Production Co.	Ba1	4.000%	11/30/19	500	501,875

					990,098

Foods — 3.7%
AdvancePierre Foods, Inc.	B1	5.750%	07/10/17	250	252,500
B&G Foods, Inc.	Ba1	4.500%	11/30/18	148	148,841
Del Monte Foods Co.	B(d)	4.500%	03/08/18	479	479,180
Dole Food Co., Inc.	Ba2	5.021%	07/08/18	124	123,981
Dole Food Co., Inc.	Ba2	5.036%	07/08/18	69	69,283
Dunkin Brands, Inc.	B2	4.000%	11/23/17	323	324,366
JBS USA LLC	Ba3	4.250%	05/25/18	272	270,884
Michael Foods, Inc.	B1	4.250%	02/25/18	144	145,245

					1,814,280

Gaming — 2.2%
Affinity Gaming LLC	Ba3	5.500%	11/09/17	124	125,308
Caesars Entertainment Operating Co., Inc.	B2	5.563%	01/29/18	238	211,985
Cannery Casino Resorts LLC	B2	6.000%	10/02/18	250	248,750
CCM Merger, Inc.	B2	6.000%	03/01/17	494	494,475

					1,080,518

Healthcare & Pharmaceutical — 12.2%
Alere, Inc.	B2	4.750%	06/30/17	224	224,365
Alliance HealthCare Services, Inc.	Ba3	7.250%	06/01/16	266	260,717
AssuraMed Holding, Inc.	B1	5.500%	11/30/19	300	301,500
Bausch & Lomb, Inc.	B1	5.250%	05/17/19	399	404,272
Boston Luxembourg II S.a.r.l.	Ba3	5.000%	08/28/19	250	250,417
Drumm Investors LLC	B1	4.023%	05/04/18	346	330,620
Emergency Medical Services Corp.	Ba3	5.250%	05/25/18	468	472,735
Grifols, Inc.	Ba2	4.500%	06/01/17	493	497,598
HCR Healthcare LLC	Ba3	5.000%	04/06/18	194	191,105
Health Management Associates, Inc.	Ba3	4.500%	11/16/18	496	499,814
Hologic, Inc.	Ba2	4.500%	08/01/19	499	503,529
IASIS Healthcare Corp.	Ba3	5.000%	05/03/18	246	246,789
Par Pharmaceutical Cos., Inc.	B2	5.000%	09/28/19	400	398,900
PTS Acquisition Corp.	Ba3	5.250%	09/15/17	398	401,980
RadNet Inc.	Ba3	5.500%	10/10/18	300	299,750
Rural/Metro Corp.	B1	5.750%	06/30/18	173	170,652
Select Medical Corp.	Ba3	5.500%	06/01/18	249	250,622
Truven Health Analytics, Inc.	Ba3	5.750%	06/06/19	100	99,750
Warner Chilcott Corp.	Ba3	4.250%	03/15/18	250	249,992

					6,055,107

Independent Energy — 1.4%
Arch Coal, Inc.	Ba3	5.750%	05/16/18	374	376,556
Walter Energy, Inc.	Ba3	5.750%	04/02/18	332	332,964

					709,520

Media & Entertainment — 8.2%
AMC Entertainment, Inc.	Ba2	4.750%	02/22/18	422	424,533
Audio Visual Services Group, Inc.	B1	6.750%	11/30/18	350	341,250
Crown Media Holdings, Inc.	Ba2	5.750%	07/14/18	90	90,530
EMI Group North America Holdings, Inc.	Ba3	5.500%	06/29/18	349	352,289
FoxCo Acquisition Sub, LLC	B2	5.500%	07/14/17	250	253,125
Getty Images, Inc.	B1	4.750%	10/18/19	500	502,000
Granite Broadcasting Corp. (original cost $97,238; purchased 5/23/12)(b)(c)	B2	8.500%	05/23/18	100	99,501
Gray Television, Inc.	B2	4.750%	10/14/19	250	250,938
Intelsat Jackson Holdings S.A.	B1	4.500%	04/02/18	294	295,306
Mood Media Corp.	Ba2	7.000%	05/06/18	44	44,329
SuperMedia, Inc.	Caa3	11.000%	12/31/15	227	146,056
Telesat LLC	Ba3	4.250%	03/28/19	399	399,798

Tribune Co.	NR	5.323%	06/04/14	250	196,805
Univision Communications, Inc.	B2	4.459%	03/31/17	400	389,734
Warner Music Group Corp.	Ba2	1.250%	10/25/18	250	251,979

					4,038,173

Metals — 2.0%
FMG Resources (August 2006) Pty Ltd.	Ba1	5.250%	10/18/17	250	250,446
JMC Steel Group, Inc.	B1	4.750%	04/01/17	248	249,975
Metals USA, Inc.	B2	6.250%	12/31/19	200	198,250
Phoenix Services International LLC	B1	7.750%	06/30/17	100	99,000
SunCoke Energy, Inc.	Ba1	4.000%	07/26/18	173	172,381

					970,052

Non-Captive Finance — 5.1%
AWAS Finance Luxembourg SA	Ba2	4.750%	07/16/18	149	149,511
Delos Aircraft, Inc.	Ba2	4.750%	04/12/16	250	252,812
Flying Fortress, Inc.	Ba2	5.000%	06/30/17	325	328,656
HarbourVest Partners LLC	Ba3	4.750%	11/16/17	275	276,375
iStar Financial, Inc.	B1	5.750%	10/15/17	246	245,817
MIP Delaware LLC	Ba2	5.500%	07/12/18	80	80,857
SNL Financial LC	B2	5.500%	10/23/18	375	374,063
Springleaf Financial Funding Co.	B3	5.500%	05/10/17	600	591,625
VFH Parent LLC	Ba1	7.500%	07/08/16	235	235,144

					2,534,860

Packaging — 2.5%
BWAY Holding Co.	Ba3	1.250%	08/31/17	250	252,188
Exopack LLC	B2	6.500%	05/31/17	247	245,486
Pro Mach, Inc.	B2	5.000%	07/06/17	245	245,742
Reynolds Group Holdings Inc.	B1	4.750%	09/30/18	263	265,331
Tricorbraun, Inc.	B1	5.500%	05/03/18	249	250,414

					1,259,161

Real Estate Investment Trusts — 0.9%
CB Richard Ellis Services, Inc.	Ba1	3.708%	09/04/19	443	442,579

Restaurants — 1.7%
Landry’s Restaurants, Inc.	B1	6.500%	04/24/18	249	250,988
OSI Restaurant Partners, LLC	B1	4.750%	10/26/19	250	251,927
PF Changs China Bistro, Inc.	Ba3	6.250%	06/22/19	75	75,750
Wendy’s International, Inc.	B1	4.750%	05/15/19	250	251,786

					830,451

Retailers — 3.5%
Academy, Ltd.	B2	4.750%	08/03/18	199	199,046
Bass Pro Group LLC	B1	4.000%	12/31/19	250	250,000
BJ’s Wholesale Club, Inc.	B3	5.750%	09/30/19	500	505,625
Leslie’s Poolmart, Inc.	B2	5.250%	10/16/19	250	250,625
Neiman Marcus Group, Inc. (The)	B2	4.750%	05/16/18	280	280,104
Toys “R” Us Delaware, Inc.	B1	5.250%	05/25/18	249	240,292

					1,725,692

Technology — 11.4%
Avaya, Inc.	B1	4.811%	10/26/17	444	386,625
Blackboard, Inc.	B1	6.250%	10/04/18	349	348,283
Blackboard, Inc. (original cost $95,366; purchased 06/19/12) (b)(c)	B1	7.500%	10/04/18	100	100,160
CDW Corp.	B1	4.000%	07/15/17	217	215,071
Ceridian Corp.	B1	6.060%	05/09/17	500	497,344
CompuCom Systems, Inc.	B1	6.500%	10/04/18	300	300,562
Datatel Sophia LP	B1	6.250%	07/19/18	147	148,996
Deltek, Inc.	B1	6.000%	10/10/18	375	377,500
Expert Global Solutions, Inc.	Ba3	8.000%	04/03/18	149	149,670
First Data Corp.	B1	4.208%	03/26/18	569	541,137
Freescale Semiconductor, Inc.	B1	4.462%	12/01/16	497	482,159
Genesys Telecom Holdings U.S., Inc.	B1	6.750%	01/31/19	149	150,742
Hyland Software, Inc.	B2	4.562%	10/25/19	250	249,610
Interactive Data Corp.	Ba3	4.500%	02/11/18	287	288,779
Kronos, Inc.	Ba3	9.750%	04/30/20	450	450,000
MModal, Inc.	Ba3	6.750%	08/17/19	350	346,500
NXP BV	B2	4.500%	03/03/17	420	424,305
Sensata Technologies BV	Ba2	4.000%	05/12/18	172	172,371

					5,629,814

Telecommunications — 5.0%
Asurion LLC	Ba3	5.500%	05/24/18	486	489,500
Fibertech Networks LLC	B2	6.750%	12/31/19	142	143,065

Global Tel*Link Corp.	B2	6.000%	12/14/17	365	367,181
Level 3 Finance, Inc.	Ba3	4.750%	08/01/19	500	500,313
MetroPCS Wireless, Inc.	Ba1	4.000%	03/19/18	246	246,811
nTelos, Inc.	B1	5.750%	11/30/19	250	246,016
Securus Technologies, Inc.	B2	6.500%	05/31/17	100	99,624
Syniverse Holdings, Inc. (original cost $246,895; purchased 04/20/12)(b)(c)	B1	5.000%	04/23/19	249	249,998
Zayo Group LLC	B1	5.250%	07/02/19	150	150,467

					2,492,975

Transportation — 2.8%
Avis Budget Car Rental LLC	Ba1	4.250%	03/15/19	249	250,849
Dockwise Transport BV	B1	4.709%	07/11/16	250	245,000
Hertz Corp.	Ba1	3.750%	03/12/18	500	496,563
Pilot Travel Centers LLC	Ba2	4.250%	08/07/19	375	377,578

					1,369,990

TOTAL BANK LOANS (cost $45,633,216)					46,032,885

CORPORATE BONDS — 3.9%
Cable — 0.4%
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	175	187,250

Foods — 0.3%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	150	151,689

Gaming — 0.7%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%	11/15/17	200	219,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,294; purchased 05/18/11-3/13/12)(b)(c)	B1	11.375%	07/15/16	100	107,750

					327,250

Media & Entertainment — 1.5%
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	200	220,000
Newport Television LLC/NTV Finance Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $325,125; purchased 08/03/12)(b)(c)	Caa3	13.000%	03/15/17	300	321,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	200	222,750

					763,750

Paper — 0.6%
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	250	271,562

Retailers — 0.4%
Dufry Finance SCA (Luxembourg), Sr. Unsec’d. Notes, 144A	Ba3	5.500%	10/15/20	200	205,500

TOTAL CORPORATE BONDS (cost $1,906,122)					1,907,001

TOTAL LONG-TERM INVESTMENTS (cost $47,539,338)					47,939,886

SHORT-TERM INVESTMENT — 10.5%
				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(e) (cost $5,203,869)				5,203,869	5,203,869

TOTAL INVESTMENTS — 107.4% (cost $52,743,207)(f)	53,143,755
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%	(3,648,936)

NET ASSETS — 100.0%	$ 49,494,819

The following abbreviations are used in the portfolio descriptions:

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	—	Not Rated
PIK	—	Payment-in-Kind

†	The ratings reflected are as of November 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s & Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $973,437. The aggregate value of $978,407 is approximately 2.0% of net assets.
(d)	Standard & Poor’s Rating.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Fund’s investment and net unrealized appreciation as of November 30, 2012 were as follows:

Tax basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$52,833,176	$587,958	$(277,379)	$310,579

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end and the difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$40,281,065	$5,751,820
Corporate Bonds	—	1,907,001	—
Affiliated Money Market Mutual Fund	5,203,869		—

Total	$5,203,869	$42,188,066	$5,751,820

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/29/12	$3,789,160
Realized gain (loss)	(23,181)
Change in unrealized appreciation (depreciation)*	104,923
Purchases	3,919,652
Sales	(3,008,337)
Accrued discount/premium	6,501
Transfers into Level 3	1,211,229
Transfers out of Level 3	(248,127)

Balance as of 11/30/12	$5,751,820

*	Of which, $76,269 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 5 bank loans transferred into Level 3 as a result of using a single broker quote and 1 bank loan transferred out of Level 3 as a result of no longer using single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 99.7%
Collateralized Mortgage Obligations — 2.0%
	Federal Home Loan Mortgage Corp.,
$3,049	Ser. 2002-2496, Class PM, 5.500%, 09/15/17	$ 3,263,805
1,134	Ser. 2002-2501, Class MC, 5.500%, 09/15/17	1,207,024
4,952	Ser. 2002-2513, Class HC, 5.000%, 10/15/17	5,281,156
	Federal National Mortgage Association,
933	Ser. 2002-18, Class PC, 5.500%, 04/25/17	950,724
1,074	Ser. 2002-57, Class ND, 5.500%, 09/25/17	1,142,779
	MLCC Mortgage Investors, Inc.,
261	Ser. 2003-E, Class A1, 0.828%, 10/25/28 FRN	250,257
	Structured Adjustable Rate Mortgage Loan Trust,
882	Ser. 2004-1, Class 4A3, 2.778%, 02/25/34 FRN	889,774

		12,985,519

Commercial Mortgage-Backed Securities — 16.9%
	Citigroup Commercial Mortgage Trust,
3,000	Ser. 2007-C6, Class A4, 5.888%, 12/10/49 FRN	3,557,853
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
3,000	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	3,117,504
	Commercial Mortgage Pass-Through Certificates,
3,000	Ser. 2006-C7, Class A4, 5.940%, 06/10/46 FRN	3,426,555
	CWCapital Cobalt Ltd.,
1,734	Ser. 2007-C3, Class A3, 5.996%, 05/15/46 FRN	1,851,879
	Federal National Mortgage Association,
3,250	Ser. 2012-M13, Class A2, 2.377%, 05/25/22	3,344,968
	FHLMC Multifamily Structured Pass-Through Certificates,
500	Ser. K003, Class A5, 5.085%, 03/25/19	604,890
6,600	Ser. K004, Class A2, 4.186%, 08/25/19	7,667,035

4,614	Ser. K005, Class A2, 4.317%, 11/25/19	5,407,216
6,400	Ser. K007, Class A2, 4.224%, 03/25/20	7,491,181
6,400	Ser. K010, Class A2, 4.333%, 10/25/20	7,520,051
6,400	Ser. K011, Class A2, 4.084%, 11/25/20	7,410,233
6,600	Ser. K013, Class A2, 3.974%, 01/25/21	7,613,892
4,700	Ser. K016, Class A2, 2.968%, 10/25/21	5,074,430
15,479	Ser. K020, Class X1, I/O, 1.479%, 05/25/22 FRN	1,673,131
6,400	Ser. K021, Class A2, 2.396%, 06/25/22	6,567,232
16,700	Ser. K021, Class X1, I/O, 1.515%, 06/25/22	1,881,606
7,100	Ser. K022, Class A2, 2.355%, 07/25/22	7,253,076
7,141	Ser. K501, Class X1A, I/O, 1.879%, 08/25/16 FRN	344,064
13,484	Ser. K710, Class X1, I/O, 1.915%, 05/25/19 FRN	1,306,467
13,000	Ser. K711, Class X1, I/O, 1.712%, 07/25/19	1,227,499
	Greenwich Capital Commercial Funding Corp.,
1,339	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,378,839
	GS Mortgage Securities Corp. II,
1,594	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	1,601,740
	JPMorgan Chase Commercial Mortgage Securities Corp.,
1,600	Ser. 2007-LD11, Class A3, 6.003%, 06/15/49 FRN	1,720,856
	Merrill Lynch Mortgage Trust,
3,415	Ser. 2006-C1, Class A4, 5.874%, 05/12/39 FRN	3,914,864
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
2,246	Ser. 2007-9, Class A2, 5.590%, 09/12/49	2,246,066
	Morgan Stanley Capital I Trust,
1,192	Ser. 2005-IQ10, Class A4B, 5.284%, 09/15/42 FRN	1,313,634
	NCUA Guaranteed Notes,
4,000	Ser. 2010-C1, Class A2, 2.900%, 10/29/20	4,282,980
	Wachovia Bank Commercial Mortgage Trust,
2,000	Ser. 2006-C23, Class A5, 5.416%, 01/15/45 FRN	2,266,238
3,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45	3,450,990

		106,516,969

Corporate Bonds — 3.6%
1,665		Canada Government International Bond (Canada), Sr. Unsec’d. Notes, 0.875%, 02/14/17	1,682,482
2,960		Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	2,327,705
12,130		Export Development Canada (Canada), Sr. Unsec'd. Notes, 0.750%, 12/15/17	12,170,090
1,080		Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	1,135,512
5,165		Province of British Columbia (Canada), Sr. Unsec’d. Notes, 2.000%, 10/23/22	5,148,565

			22,464,354

Mortgage-Backed Securities — 45.6%
1,608		Federal Home Loan Mortgage Corp., 2.354%, 05/01/34 FRN	1,722,914
3,000	(a)	3.000%, TBA 15 YR	3,139,219
7,892		4.000%, 06/01/26 - 12/01/40	8,417,582
7,661		4.500%, 09/01/39	8,200,401
11,803		5.000%, 06/01/33 - 05/01/34	12,847,756
2,064		5.500%, 05/01/37 - 01/01/38	2,229,652
682		6.000%, 08/01/32 - 09/01/34	755,964
637		6.500%, 03/01/13 - 09/01/32	726,536
132		7.000%, 09/01/32	155,082
78		8.000%, 03/01/22 - 08/01/22	80,883
69		8.500%, 01/01/17 - 09/01/19	70,237
39		9.000%, 01/01/20	44,788
34		11.500%, 10/01/19	35,805
5,024		Federal National Mortgage Association, 2.141%, 07/01/33 FRN	5,352,367
1,526		2.237%, 06/01/34 FRN	1,622,538
9,500	(a)	2.500%, TBA 15 YR	9,921,562
621		2.527%, 04/01/34 FRN	660,122
1,163		2.680%, 04/01/34 FRN	1,237,528
2,080		3.000%, 01/01/27	2,213,794
5,000	(a)	3.000%, TBA 15 YR	5,272,461
1,629		3.500%, 06/01/39	1,741,092
2,500	(a)	3.500%, TBA 15 YR	2,651,563
3,000		3.500%, TBA 30 YR	3,196,406
42,000	(a)	3.500%, TBA 30 YR	44,841,560
22,000	(a)	4.000%, TBA 30 YR	23,550,311
383		4.500%, 01/01/20	413,513

18,000	(a)	4.500%, TBA 30 YR	19,386,562
9,235		5.000%, 07/01/18 - 05/01/36	10,048,631
24,798		5.500%, 08/01/15 - 11/01/36	27,549,911
9,533		6.000%, 11/01/14 - 05/01/36	10,612,620
7,658		6.500%, 02/01/14 - 10/01/37	8,695,340
2,619		7.000%, 11/01/13 - 02/01/36	3,117,686
3		7.500%, 05/01/13	2,835
557	(b)	8.500%, 06/01/17	558
67		9.000%, 04/01/25	72,898
24		9.500%, 01/01/25 - 02/01/25	25,641
		Government National Mortgage Association,
7,000	(a)	3.000%, TBA 30 YR	7,449,531
1,000	(a)	3.500%, TBA 30 YR	1,086,719
8,000	(a)	4.000%, TBA 30 YR	8,753,750
10,000	(a)	4.000%, TBA 30 YR	10,895,313
5,198		4.500%, 01/20/41 - 02/20/41	5,736,865
17,000	(a)	4.500%, TBA 30 YR	18,615,000
4,532		5.000%, 07/15/33 - 04/15/34	4,974,817
2,000	(a)	5.000%, TBA 30 YR	2,184,688
2,692		5.500%, 02/15/34 - 02/15/36	2,993,807
3,281		7.000%, 03/15/22 - 02/15/29	3,838,900
407		7.500%, 01/15/23 - 07/15/24	452,014
390		8.500%, 04/15/25	438,002
172		9.500%, 09/15/16 - 08/20/21	181,002

			288,214,726

Municipal Bond — 0.2%
		Utah St., BABs, Ser. D, GO,
1,170		4.554%, 07/01/24	1,392,394

Small Business Administration Agencies — 0.8%
		Small Business Administration Participation Certificates,
312		Ser. 1995-20B, Class 1, 8.150%, 02/01/15	323,757
1,129		Ser. 1995-20L, Class 1, 6.450%, 12/01/15	1,190,687
1,237		Ser. 1996-20H, Class 1, 7.250%, 08/01/16	1,314,251
744		Ser. 1996-20K, Class 1, 6.950%, 11/01/16	794,345
267		Ser. 1997-20A, Class 1, 7.150%, 01/01/17	286,872
1,174		Ser. 1998-20I, Class 1, 6.000%, 09/01/18	1,279,575

			5,189,487

U.S. Government Agency Securities — 2.1%
		Federal Home Loan Mortgage Corp.,
3,525		1.250%, 10/02/19	3,538,271
1,425		Ser. 1, 0.750%, 01/12/18	1,422,290

8,180		Federal National Mortgage Association, 0.875%, 12/20/17	8,229,342

			13,189,903

U.S. Government Treasury Obligations — 28.5%
11,885	(c)(d)	United States Treasury Bonds, 2.750%, 08/15/42	11,790,289
8,955		2.750%, 11/15/42	8,872,840
3,385		3.000%, 05/15/42	3,540,500
1,060		5.375%, 02/15/31	1,545,944
4,769		United States Treasury Inflation Indexed Note, 0.125%, 07/15/22	5,234,039
8,015		United States Treasury Notes, 0.625%, 09/30/17	8,027,520
24,315		0.625%, 11/30/17	24,328,300
7,733		0.750%, 10/31/17	7,787,974
95		1.250%, 10/31/19	96,499
4,410		3.000%, 09/30/16	4,838,599
26,450		4.500%, 11/15/15	29,673,594
12,400	(e)	United States Treasury STRIPS, I/O, 0.310%, 05/15/15	12,306,095
17,635	(e)	2.000%, 05/15/24	14,044,761
16,500	(e)(f)	2.040%, 08/15/24	13,013,731
9,120	(e)	2.410%, 05/15/25	6,987,771
6,885	(c)(e)	2.660%, 08/15/26	5,028,026
9,570	(e)	2.790%, 05/15/27	6,789,628
10,500	(e)	2.880%, 11/15/27	7,304,619
9,115	(c)(g)	United States Treasury STRIPS, P/O, 0.370%, 02/15/16	9,006,805

			180,217,534

		TOTAL LONG-TERM INVESTMENTS (cost $602,336,563)	630,170,886

SHORT-TERM INVESTMENTS — 31.1%
Shares
Affiliated Mutual Funds
12,628,973		Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $124,074,405)(h)	115,807,681
80,399,519		Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $80,399,519; includes $12,712,293 of cash collateral received for securities on loan)(h)(i)	80,399,519

		Total affiliated mutual funds (cost $204,473,924)	196,207,200

		TOTAL INVESTMENTS — 130.8% (cost $806,810,487)(j)	826,378,086
		LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (30.8%)	(194,569,784)

		NET ASSETS — 100.0%	$631,808,302

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

FHLMC—Federal Home Loan Mortgage Association

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial principal amount of $116,500,000 represents a to-be-announced (“TBA”) mortgage dollar roll.
(b)	Amount is actual; not rounded to thousands.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,470,068; cash collateral of $12,712,293 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	The rate shown is the effective yield at November 30, 2012.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at November 30, 2012.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment
Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation

$807,922,980	$27,709,202	$(9,254,096)	$18,455,106

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent reporting period end.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2012:

Number of Contracts	Type	Expiration Date	Value at November 30, 2012	Value at Trade Date	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
85	2 Year U.S. Treasury Notes	Dec. 2012	$18,741,172	$18,724,011	$17,161
164	2 Year U.S. Treasury Notes	Mar. 2013	36,154,313	36,132,061	22,252
107	5 Year U.S. Treasury Notes	Mar. 2013	13,344,906	13,310,903	34,003
21	U.S. Ultra Bond	Mar. 2013	3,484,687	3,480,147	4,540
	Short Positions:
89	10 Year U.S. Treasury Notes	Mar. 2013	11,894,016	11,879,750	(14,266)
316	U.S. Long Bond	Mar. 2013	47,419,750	47,401,510	(18,240)

					$45,450

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2012.

Interest rate swap agreements outstanding at November 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$30,700	08/31/16	0.934%	3 month LIBOR(2)	$ 535,765	$—	$535,765	Credit Suisse International
9,555	08/31/16	0.975	3 month LIBOR(1)	(182,257)	—	(182,257)	JPMorgan Chase Bank NA
9,555	08/31/16	0.978	3 month LIBOR(1)	(183,586)	—	(183,586)	JPMorgan Chase Bank NA
1,460	09/14/16	1.206	3 month LIBOR(1)	(39,274)	—	(39,274)	Deutsche Bank AG
46,550	11/30/16	0.945	3 month LIBOR(1)	(700,267)	—	(700,267)	Citibank NA
28,775	11/30/16	0.913	3 month LIBOR(1)	(395,845)	—	(395,845)	JPMorgan Chase Bank NA
15,965	02/28/17	0.680	3 month LIBOR(2)	42,587	—	42,587	Citibank NA
7,700	02/15/19	1.656	3 month LIBOR(1)	(346,730)	—	(346,730)	Citibank NA
7,700	02/15/19	1.794	3 month LIBOR(2)	414,208	—	414,208	JPMorgan Chase Bank NA
3,525	10/02/19	1.189	3 month LIBOR(1)	(21,378)	—	(21,378)	Bank of Nova Scotia
3,705	01/13/22	1.660	3 month LIBOR(1)	(60,443)	—	(60,443)	Citibank NA
3,705	01/13/22	1.676	3 month LIBOR(2)	58,870	—	58,870	Citibank NA
10,325	08/15/28	2.370	3 month LIBOR(1)	(225,479)	—	(225,479)	Citibank NA

				$(1,103,829)	$—	$(1,103,829)

LIBOR—London Interbank Offered Rate

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$12,985,519	$—
Commercial Mortgage-Backed Securities	—	99,263,893	7,253,076
Corporate Bonds	—	22,464,354	—
Mortgage-Backed Securities	—	288,214,726	—
Municipal Bond	—	1,392,394	—
Small Business Administration Agencies	—	5,189,487	—
U.S. Government Agency Securities	—	13,189,903	—
U.S. Government Treasury Obligations	—	180,217,534	—
Affiliated Mutual Funds	196,207,200	—	—
Other Financial Instruments*
Futures Contracts	45,450	—	—
Interest Rate Swaps	—	(1,103,829)	—

Total	$196,252,650	$621,813,981	$7,253,076

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Commercial Mortgage- Backed Securities
Balance as of 02/29/12	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	11,481
Purchases	7,241,595
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/12	$7,253,076

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $11,481 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities is one commercial mortgage-backed security which was valued using a single broker quote in the absence of a vendor price. Single broker-dealer price quotations are significant unobservable inputs.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.